IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Assumptions (Details)	3 Months Ended
	Dec. 31, 2023 $ / ounce $ / lb USD ($)	Dec. 31, 2022 $ / ounce $ / lb USD ($)
Copper | Short-term [Member]
Disclosure of impairment assumptions
Estimated mineral price for measurement of fair value less costs of disposal | $ / lb	3.75	3.50
Copper | Long-term [Member]
Disclosure of impairment assumptions
Estimated mineral price for measurement of fair value less costs of disposal | $ / lb	3.50	3.25
Gold | Short-term [Member]
Disclosure of impairment assumptions
Estimated mineral price for measurement of fair value less costs of disposal | $ / ounce	1,900	1,700
Gold | Long-term [Member]
Disclosure of impairment assumptions
Estimated mineral price for measurement of fair value less costs of disposal | $ / ounce	1,600	1,550
Gold | Minimum
Disclosure of impairment assumptions
WACC	5.00%	4.00%
Gold | Maximum
Disclosure of impairment assumptions
WACC	9.00%	13.00%
Gold | Average
Disclosure of impairment assumptions
WACC	6.00%	6.00%
value per ounce of gold | $	40	0
NAV multiple	1.2	1.2
LOM year	23 years	20 years